Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return (3)	Net Income (Loss) (in thousands) (4)
2022	$1,675,074	$951,708	$855,118	$513,560	$44.18	$(8,917)
2021	$1,001,273	$1,155,131	$499,112	$553,351	$120.36	$60,401

Company Selected Measure Name	Net Income (Loss)
Named Executive Officers, Footnote [Text Block]	Compensation for the Company's Principal Executive Officer (the "PEO"), Greg Marken, reflects the amount reported in the "Summary Compensation Table" for the respective years. Average compensation for non-PEO NEOs is based on the compensation for Morgan Fields and Joe Wong (collectively, the "non-PEO NEOs") reported in the "Summary Compensation Table" for the respective years.
PEO Total Compensation Amount	$ 1,675,074	$ 1,001,273
PEO Actually Paid Compensation Amount	$ 951,708	1,155,131
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require that certain adjustments be made to the total compensation set forth in the "Summary Compensation Table" in order to determine "compensation actually paid" for purposes of this Pay Versus Performance Disclosure. "Compensation actually paid" does not represent cash and/or equity value transferred to the applicable NEO, but rather is a value calculated under applicable SEC rules. The below table reflects the required adjustments to reconcile total compensation as set forth in the Summary Compensation Table to "compensation actually paid" for purposes of the Pay Versus Performance Disclosure.

	PEO 2022	PEO 2021	Non-PEO NEOs 2022	Non-PEO NEOs 2021
Summary Compensation Table Total	$1,675,074	$1,001,273	$855,118	$499,112
Less stock award value reported in Summary Compensation Table for the covered year	(463,461)	(361,987)	(252,494)	(192,707)
Plus the year-end fair value of outstanding unvested awards granted in covered year	121,735	496,415	66,321	237,040
Plus (less) change in year-end fair value of outstanding and unvested awards granted in prior years	(367,519)	22,536	(147,284)	10,755
Plus (less) change in fair value of awards granted in prior years that vested in the covered year	(3,897)	(3,106)	(3,138)	(849)
Less the prior year-end fair value of awards forfeited during the covered year	(10,224)	—	(4,963)	—
Compensation Actually Paid	$951,708	$1,155,131	$513,560	$553,351
Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. The valuation methodologies applied do not materially differ from the valuation methodologies applied at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 855,118	499,112
Non-PEO NEO Average Compensation Actually Paid Amount	$ 513,560	553,351
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require that certain adjustments be made to the total compensation set forth in the "Summary Compensation Table" in order to determine "compensation actually paid" for purposes of this Pay Versus Performance Disclosure. "Compensation actually paid" does not represent cash and/or equity value transferred to the applicable NEO, but rather is a value calculated under applicable SEC rules. The below table reflects the required adjustments to reconcile total compensation as set forth in the Summary Compensation Table to "compensation actually paid" for purposes of the Pay Versus Performance Disclosure.

	PEO 2022	PEO 2021	Non-PEO NEOs 2022	Non-PEO NEOs 2021
Summary Compensation Table Total	$1,675,074	$1,001,273	$855,118	$499,112
Less stock award value reported in Summary Compensation Table for the covered year	(463,461)	(361,987)	(252,494)	(192,707)
Plus the year-end fair value of outstanding unvested awards granted in covered year	121,735	496,415	66,321	237,040
Plus (less) change in year-end fair value of outstanding and unvested awards granted in prior years	(367,519)	22,536	(147,284)	10,755
Plus (less) change in fair value of awards granted in prior years that vested in the covered year	(3,897)	(3,106)	(3,138)	(849)
Less the prior year-end fair value of awards forfeited during the covered year	(10,224)	—	(4,963)	—
Compensation Actually Paid	$951,708	$1,155,131	$513,560	$553,351
Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. The valuation methodologies applied do not materially differ from the valuation methodologies applied at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 44.18	120.36
Net Income (Loss)	$ (8,917,000)	$ 60,401,000
Company Selected Measure Amount	(8,917,000)	60,401,000
PEO Name	Greg Marken
Additional 402(v) Disclosure [Text Block]	TSR is calculated based on the value of an initial fixed $100 investment in the Company. Further, the TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2021 and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K. (4)Reflects "Net Income (Loss)" as reported in the Company's Consolidated Statements of Operations included in the Company's Annual Reports on Form 10-K for each of the years ended December 31, 2022 and 2021.
PEO [Member] | Stock Award Value Reported In Summary Compensation Table For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (463,461)	$ (361,987)
PEO [Member] | Year-End Fair Value Of Outstanding Unvested Awards From Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	121,735	496,415
PEO [Member] | Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(367,519)	22,536
PEO [Member] | Change In Fair Value Of Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,897)	(3,106)
PEO [Member] | Prior Year-End Fair Value Of Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,224)	0
Non-PEO NEO [Member] | Stock Award Value Reported In Summary Compensation Table For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(252,494)	(192,707)
Non-PEO NEO [Member] | Year-End Fair Value Of Outstanding Unvested Awards From Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	66,321	237,040
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(147,284)	10,755
Non-PEO NEO [Member] | Change In Fair Value Of Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,138)	(849)
Non-PEO NEO [Member] | Prior Year-End Fair Value Of Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,963)	$ 0